FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Accumulated impairment - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, at April 1	$ (6,241)	$ (6,501)
Provision for doubtful accounts	2,722	2,135
Amounts written off	(536)	(201)
Recoveries	(239)	(2,114)
Foreign exchange	988	(80)
Balance, at March 31	$ (9,176)	$ (6,241)